Organization and Basis of Presentation (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Net loss	$ 649,643	$ 1,876,684
Accumulated deficit	$ 13,719,791	$ (13,070,148)